FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number  811-03479
                                                     ---------

                     FRANKLIN NEW YORK TAX-FREE INCOME FUND
                     --------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
                ------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     ------------

Date of fiscal year end:  5/31
                          ----

Date of reporting period:  2/28/09
                           -------



Item 1. Schedule of Investments.



Franklin New York Tax-Free Income Fund

QUARTERLY STATEMENT OF INVESTMENTS
FEBRUARY 28, 2009

CONTENTS

Statement of Investments .................................................     3
Notes to Statement of Investments ........................................    17

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series


                     Quarterly Statement of Investments | 1

                       This page intentionally left blank.

Franklin New York Tax-Free Income Fund

STATEMENT OF INVESTMENTS, FEBRUARY 28, 2009 (UNAUDITED)

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
                                                                                   ---------------   ---------------
    MUNICIPAL BONDS 96.9%
    NEW YORK 94.3%
    Albany Housing Authority Limited Obligation Revenue, Refunding, 6.25%,
       10/01/12 ................................................................   $     4,320,000   $     4,321,296
    Albany IDA Civic Facility Revenue,
       Albany Medical Center Project, 6.00%, 5/01/19 ...........................         1,270,000         1,182,980
       Albany Medical Center Project, 6.00%, 5/01/29 ...........................         1,460,000         1,160,101
       St. Peter's Hospital Project, Series A, 5.25%, 11/15/27 .................         5,000,000         3,920,100
       St. Peter's Hospital Project, Series A, 5.25%, 11/15/32 .................         5,000,000         3,730,500
       St. Peter's Hospital Project, Series E, 5.50%, 11/15/27 .................         1,135,000           918,340
       St. Peter's Hospital Project, Series E, 5.25%, 11/15/32 .................         1,150,000           858,015
       St. Rose Project, Series A, AMBAC Insured, Pre-Refunded, 5.375%,
          7/01/31 ..............................................................         2,750,000         3,039,163
    Albany Parking Authority Revenue,
       Refunding, Series A, 5.625%, 7/15/20 ....................................           555,000           611,499
       Refunding, Series A, 5.625%, 7/15/25 ....................................           415,000           457,247
       Series A, Pre-Refunded, 5.625%, 7/15/20 .................................           695,000           765,459
       Series A, Pre-Refunded, 5.625%, 7/15/25 .................................           585,000           644,307
    Amherst IDA Civic Facility Revenue, University of Buffalo Foundation
       Faculty-Student Housing Corp.,
       Series A, AMBAC Insured, 5.125%, 8/01/20 ................................         1,410,000         1,489,721
       Series A, AMBAC Insured, 5.25%, 8/01/31 .................................         5,055,000         5,178,443
       Series B, AMBAC Insured, 5.625%, 8/01/20 ................................         1,690,000         1,772,742
       Series B, AMBAC Insured, 5.75%, 8/01/25 .................................         3,050,000         3,176,087
       Series B, AMBAC Insured, 5.75%, 8/01/30 .................................         3,440,000         3,562,017
       Series B, AMBAC Insured, 5.25%, 8/01/31 .................................         1,000,000         1,024,420
    Battery Park City Authority Revenue, Refunding, Series A, 5.00%,
       11/01/24 ................................................................         9,000,000         9,370,800
       11/01/25 ................................................................        12,000,000        12,432,480
       11/01/26 ................................................................        14,250,000        14,702,722
    Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17 .......         4,120,000         4,941,404
    Dutchess County IDA Civic Facility Revenue, Vassar College Project,
       Pre-Refunded, 5.35%, 9/01/40 ............................................        16,000,000        17,726,880
    Geneva IDA Civic Facilities Revenue, Colleges of the Seneca Project,
       AMBAC Insured,
       5.00%, 9/01/21 ..........................................................         2,835,000         2,945,763
       5.125%, 9/01/31 .........................................................         5,045,000         5,108,416
    Hempstead Town IDA Civic Facility Revenue, Adelphi University Civic
       Facility, 5.00%,
       10/01/30 ................................................................         3,000,000         2,757,240
       10/01/35 ................................................................         1,500,000         1,332,840
    Ilion Elderly Housing Corp. Mortgage Revenue, 7.25%, 7/01/09 ...............           245,000           248,824
    Liberty Development Corp. Revenue,
       5.50%, 10/01/37 .........................................................        27,000,000        22,574,160
       Goldman Sachs Headquarters, 5.25%, 10/01/35 .............................        68,600,000        56,219,072
    Long Island Power Authority Electric System General Revenue,
       Series A, AMBAC Insured, 5.00%, 9/01/34 .................................        20,670,000        18,450,455
       Series C, 5.00%, 9/01/35 ................................................        16,000,000        14,655,200
    Long Island Power Authority Electric System Revenue,
       General, Refunding, Series A, 6.00%, 5/01/33 ............................        42,000,000        43,548,120
       General, Series B, 5.00%, 12/01/35 ......................................         5,000,000         4,578,100
       Series A, AMBAC Insured, 5.00%, 9/01/29 .................................        24,000,000        22,283,040
       Series C, BHAC Insured, 5.00%, 9/01/35 ..................................         5,000,000         5,040,350


                     Quarterly Statement of Investments | 3

Franklin New York Tax-Free Income Fund

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
                                                                                   ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    Madison County IDA Civic Facility Revenue, Colgate University Project,
       Series B, 5.00%, 7/01/33 ................................................   $     2,000,000   $     1,966,680
    Middleburg Central School District GO, FGIC Insured,
       4.60%, 8/15/17 ..........................................................         1,045,000         1,071,000
       4.625%, 8/15/18 .........................................................         1,155,000         1,181,507
       4.625%, 8/15/19 .........................................................         1,210,000         1,233,305
       4.75%, 8/15/20 ..........................................................         1,270,000         1,293,076
       4.75%, 8/15/21 ..........................................................         1,330,000         1,351,506
    Monroe County IDAR, Civic Facilities, De Paul Community Facilities, 6.50%,
       2/01/24 .................................................................         1,285,000         1,291,464
    Montgomery County IDA Lease Revenue, Hamilton Fulton Montgomery Board of
       Cooperative Educational Services Project, Series A, XLCA Insured,
       5.00%,
       7/01/29 .................................................................         5,710,000         4,649,653
       7/01/34 .................................................................         3,000,000         2,332,020
    MTA Commuter Facilities Revenue,
       Series 8, Pre-Refunded, 5.50%, 7/01/21 ..................................         5,000,000         5,766,300
       Series A, FGIC Insured, Pre-Refunded, 5.25%, 7/01/28 ....................         8,655,000         9,435,335
       Series A, Pre-Refunded, 6.00%, 7/01/24 ..................................         5,575,000         5,675,908
       Series A, Pre-Refunded, 5.25%, 7/01/28 ..................................        18,300,000        20,016,174
       Series A, Pre-Refunded, 6.125%, 7/01/29 .................................         9,625,000         9,803,062
       Series C, FGIC Insured, Pre-Refunded, 5.375%, 7/01/27 ...................        19,100,000        19,406,937
       Series R, Pre-Refunded, 5.50%, 7/01/17 ..................................         2,000,000         2,375,960
    MTA Dedicated Tax Fund Revenue,
       Refunding, Series A, 5.00%, 11/15/30 ....................................        25,000,000        23,790,250
       Series A, FGIC Insured, Pre-Refunded, 6.00%, 4/01/30 ....................        27,260,000        28,844,079
       Series A, FSA Insured, 5.00%, 11/15/28 ..................................        41,575,000        41,669,375
       Series A, FSA Insured, 5.00%, 11/15/32 ..................................        71,685,000        69,739,469
       Series A, FSA Insured, Pre-Refunded, 5.00%, 4/01/29 .....................        25,800,000        29,628,720
       Series A, MBIA Insured, 5.00%, 11/15/35 .................................        45,430,000        41,220,002
       Series A, MBIA Insured, Pre-Refunded, 5.25%, 4/01/26 ....................        20,500,000        21,901,380
       Series B, MBIA Insured, 4.75%, 11/15/26 .................................         5,200,000         5,018,520
    MTA Revenue,
       New York Dedicated Tax Fund, Series B, MBIA Insured, 5.00%, 11/15/31 ....        40,000,000        37,586,400
       Refunding, Series A, FGIC Insured, 5.00%, 11/15/25 ......................        22,010,000        22,052,479
       Refunding, Series A, FGIC Insured, 5.25%, 11/15/31 ......................        34,000,000        33,204,060
       Refunding, Series A, FSA Insured, 5.00%, 11/15/30 .......................        68,130,000        67,413,272
       Refunding, Series A, MBIA Insured, 5.125%, 11/15/31 .....................        15,000,000        14,481,900
       Refunding, Series E, 5.25%, 11/15/31 ....................................        15,000,000        14,610,750
       Refunding, Series U, FGIC Insured, 5.125%, 11/15/31 .....................         5,000,000         4,802,000
       Series A, 5.00%, 11/15/37 ...............................................        48,000,000        43,321,440
       Series A, FGIC Insured, 5.00%, 11/15/32 .................................        10,355,000         9,600,017
       Series B, 5.00%, 11/15/37 ...............................................        25,000,000        22,598,250
       Series B, Pre-Refunded, 5.25%, 11/15/32 .................................        28,720,000        33,023,118
       Transportation, Series A, 5.00%, 11/15/35 ...............................        43,895,000        39,887,825
       Transportation, Series C, 6.50%, 11/15/28 ...............................        15,000,000        16,433,100
       Transportation, Series F, 5.00%, 11/15/35 ...............................        11,000,000         9,995,810


                     4 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
                                                                                   ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    MTA Service Contract Revenue,
       Commuter Facilities, Series 7, ETM, zero cpn., 7/01/10 ..................   $     7,500,000   $     7,365,525
       Commuter Facilities, Series 7, ETM, zero cpn., 7/01/11 ..................         7,590,000         7,297,102
       Commuter Facilities, Series 7, ETM, zero cpn., 7/01/13 ..................         2,065,000         1,870,539
       Refunding, Series A, 5.125%, 1/01/29 ....................................         6,000,000         5,842,920
       Refunding, Series A, AMBAC Insured, 5.25%, 7/01/31 ......................        50,000,000        49,093,500
       Refunding, Series A, FGIC Insured, 5.00%, 7/01/25 .......................        12,760,000        12,801,725
       Series B, 5.375%, 1/01/30 ...............................................        50,000,000        49,965,000
       Series B, MBIA Insured, 5.00%, 1/01/31 ..................................        22,290,000        21,180,627
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/09 ...................        13,125,000        13,085,887
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/10 ...................         9,000,000         8,838,630
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/12 ...................        15,380,000        14,423,672
       Transit Facilities, Series 7, ETM, zero cpn., 7/01/13 ...................         7,935,000         7,187,761
    MTA Transit Facilities Revenue, Series A, Pre-Refunded,
       6.00%, 7/01/24 ..........................................................         7,000,000         7,126,700
       6.125%, 7/01/29 .........................................................        11,595,000        11,809,507
    Nassau County Tobacco Settlement Corp. Revenue, Asset Backed, Series A,
       Pre-Refunded, 6.50%, 7/15/27 ............................................        15,000,000        15,475,200
    Nassau Health Care Corp. Health System Revenue, Nassau County Guaranteed,
       FSA Insured, Pre-Refunded, 5.75%, 8/01/29 ...............................        36,040,000        37,488,448
    New York City GO,
       Citysavers, Series B, zero cpn., 8/01/09 ................................         8,875,000         8,836,039
       Citysavers, Series B, zero cpn., 8/01/10 ................................         2,690,000         2,624,794
       Citysavers, Series B, zero cpn., 6/01/12 ................................         1,030,000         1,012,778
       Citysavers, Series B, zero cpn., 12/01/12 ...............................         1,030,000           998,946
       Citysavers, Series B, zero cpn., 6/01/13 ................................         1,030,000           969,776
       Citysavers, Series B, zero cpn., 12/01/13 ...............................         1,030,000           954,738
       Citysavers, Series B, zero cpn., 6/01/14 ................................         1,030,000           923,127
       Citysavers, Series B, zero cpn., 12/01/14 ...............................         1,030,000           907,245
       Citysavers, Series B, zero cpn., 6/01/15 ................................         1,030,000           882,401
       Citysavers, Series B, zero cpn., 12/01/15 ...............................         1,030,000           865,355
       Citysavers, Series B, zero cpn., 6/01/16 ................................         1,030,000           838,276
       Citysavers, Series B, zero cpn., 12/01/16 ...............................         1,030,000           821,075
       Citysavers, Series B, zero cpn., 6/01/17 ................................         1,030,000           795,665
       Citysavers, Series B, zero cpn., 12/01/17 ...............................         1,030,000           778,536
       Citysavers, Series B, zero cpn., 6/01/18 ................................         1,030,000           752,044
       Citysavers, Series B, zero cpn., 12/01/18 ...............................         1,005,000           717,218
       Citysavers, Series B, zero cpn., 6/01/19 ................................         1,030,000           705,478
       Citysavers, Series B, zero cpn., 12/01/19 ...............................         1,030,000           689,400
       Citysavers, Series B, zero cpn., 6/01/20 ................................        10,000,000         5,951,400
       Fiscal 2003, Series I, 5.00%, 3/01/29 ...................................        10,000,000         9,549,800
       Fiscal 2003, Series I, 5.00%, 3/01/30 ...................................        14,785,000        14,012,040
       Pre-Refunded, 5.50%, 5/15/24 ............................................         8,920,000         9,538,067
       Refunding, 5.50%, 5/15/24 ...............................................         1,080,000         1,096,643
       Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22 ......................        15,000,000        15,051,450


                     Quarterly Statement of Investments | 5

Franklin New York Tax-Free Income Fund

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
                                                                                   ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York City GO, (continued)
       Series A, FSA Insured, 6.00%, 5/15/30 ...................................   $     1,095,000   $     1,114,349
       Series A, FSA Insured, Pre-Refunded, 6.00%, 5/15/30 .....................         5,155,000         5,542,914
       Series B, 7.00%, 2/01/18 ................................................            25,000            24,997
       Series C, 7.00%, 2/01/12 ................................................           705,000           718,536
       Series C, FSA Insured, 5.125%, 3/15/25 ..................................           165,000           164,551
       Series C, FSA Insured, Pre-Refunded, 5.125%, 3/15/25 ....................         6,335,000         7,024,818
       Series D, 8.00%, 8/01/17 ................................................             5,000             5,089
       Series D, 7.50%, 2/01/18 ................................................             5,000             4,997
       Series D, 5.125%, 8/01/19 ...............................................         1,985,000         2,020,194
       Series D, 5.50%, 6/01/24 ................................................        16,160,000        16,383,170
       Series D, 5.125%, 12/01/28 ..............................................         5,230,000         5,112,116
       Series D, 5.00%, 10/15/29 ...............................................         5,000,000         4,770,750
       Series D, 5.00%, 11/01/34 ...............................................         5,000,000         4,576,750
       Series D, Pre-Refunded, 5.50%, 6/01/24 ..................................         7,785,000         8,782,336
       Series E, Series E-1, 6.00%, 10/15/23 ...................................         7,000,000         7,584,290
       Series E, Sub Series E-1, 6.25%, 10/15/28 ...............................        10,000,000        10,817,300
       Series F, 5.30%, 1/15/26 ................................................        24,070,000        24,235,361
       Series F, Pre-Refunded, 5.30%, 1/15/26 ..................................        20,930,000        23,693,806
       Series H, 7.20%, 2/01/15 ................................................             5,000             4,996
       Series H, FSA Insured, 5.375%, 8/01/27 ..................................         7,595,000         7,621,658
       Series H, MBIA Insured, 5.125%, 8/01/25 .................................         3,645,000         3,614,892
       Series J, Sub Series J1, AMBAC Insured, 5.00%, 6/01/23 ..................        20,000,000        19,998,400
       Series M, 5.00%, 4/01/35 ................................................        10,000,000         9,121,800
    New York City IDA Civic Facility Revenue,
       Ethical Culture School Project, Series B-1, XLCA Insured, 5.00%,
          6/01/35 ..............................................................         7,820,000         7,240,929
       Institute of International Education Inc. Project, 5.25%, 9/01/21 .......         1,530,000         1,561,457
       Institute of International Education Inc. Project, 5.25%, 9/01/31 .......         5,235,000         5,140,089
       New York University Project, AMBAC Insured, 5.00%, 7/01/31 ..............        18,000,000        18,041,760
       Staten Island University Hospital Project, Series A, 6.375%, 7/01/31 ....         3,795,000         2,895,585
    New York City IDAR,
       Queens Baseball Stadium, Pilot, AMBAC Insured, 5.00%, 1/01/39 ...........         8,000,000         6,400,640
       Yankee Stadium, Pilot, Assured Guaranty, 7.00%, 3/01/49 .................        15,000,000        16,021,950
    New York City Municipal Finance Authority Revenue, Series D, FSA Insured,
       5.00%, 6/15/38 ..........................................................        59,000,000        57,927,380
    New York City Municipal Finance Authority Water and Sewer System Revenue,
       2002, Series B, 5.00%, 6/15/26 ..........................................        25,000,000        25,201,750
       Series B, 5.00%, 6/15/36 ................................................        25,000,000        24,559,750
    New York City Municipal Water Finance Authority Water and Sewer System
       Revenue, Fiscal 2004, Refunding, Series C, 5.00%, 6/15/35 ...............        10,000,000         9,841,100
       Refunding, Series B, 6.10%, 6/15/31 .....................................        11,005,000        11,653,415
       Refunding, Series B, 6.00%, 6/15/33 .....................................         6,040,000         6,388,327
       Refunding, Series D, 5.00%, 6/15/37 .....................................         4,865,000         4,770,765
       Refunding, Series D, AMBAC Insured, 5.00%, 6/15/39 ......................         7,900,000         7,766,253
       Refunding, Series E, MBIA Insured, 5.125%, 6/15/31 ......................        34,175,000        34,413,200
       Second General Resolution, Series AA, 4.75%, 6/15/37 ....................        40,000,000        36,631,200
       Series A, 5.75%, 6/15/40 ................................................         6,550,000         6,935,599
       Series A, FGIC Insured, Pre-Refunded, 5.75%, 6/15/31 ....................        19,315,000        19,793,239


                     6 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
                                                                                   ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York City Municipal Water Finance Authority Water and Sewer System
       Revenue, (continued)
       Series A, FGIC Insured, Pre-Refunded, 5.50%, 6/15/32 ....................   $    11,655,000   $    11,935,419
       Series A, FGIC Insured, Pre-Refunded, 5.25%, 6/15/33 ....................         7,000,000         7,635,740
       Series A, Pre-Refunded, 5.75%, 6/15/30 ..................................        41,190,000        42,209,864
       Series B, Pre-Refunded, 6.10%, 6/15/31 ..................................         3,995,000         4,299,938
       Series B, Pre-Refunded, 6.00%, 6/15/33 ..................................        10,260,000        11,030,116
    New York City Transitional Finance Authority Building Aid Revenue,
       Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34 ......................        75,000,000        71,014,500
       Fiscal 2009, Series S-1, 5.75%, 7/15/38 .................................        30,000,000        30,783,600
       Fiscal 2009, Series S-3, 5.25%, 1/15/39 .................................        25,000,000        24,122,250
       Series S-2, 6.00%, 7/15/38 ..............................................        50,000,000        52,216,000
       Series S-2, FGIC Insured, 5.00%, 1/15/37 ................................        22,000,000        20,738,080
    New York City Transitional Finance Authority Revenue,
       Future Tax Secured, 2004, Series C, Pre-Refunded, 5.50%, 5/01/25 ........            55,000            55,991
       Future Tax Secured, 2005, Series B, 5.00%, 5/01/26 ......................         1,515,000         1,521,333
       Future Tax Secured, 2005, Series C, 5.00%, 5/01/29 ......................         1,485,000         1,487,302
       Future Tax Secured, 2005, Series C, Pre-Refunded, 5.50%, 5/01/25 ........         5,515,000         5,614,380
       Future Tax Secured, 2005, Series C, Pre-Refunded, 5.00%, 5/01/29 ........         3,730,000         3,794,268
       Future Tax Secured, Refunding, Series B, 5.00%, 5/01/30 .................         7,290,000         7,294,301
       Future Tax Secured, Refunding, Series B, AMBAC Insured, 5.00%,
          5/01/30 ..............................................................         2,900,000         2,927,782
       Future Tax Secured, Refunding, Series B, MBIA Insured, 5.00%, 8/01/32 ...        15,000,000        14,999,250
       Future Tax Secured, Series A, 5.25%, 8/01/31 ............................        28,205,000        28,490,717
       Future Tax Secured, Series A, FGIC Insured, 5.00%, 5/01/28 ..............        15,805,000        15,945,506
       Future Tax Secured, Series A, FGIC Insured, Pre-Refunded, 5.00%,
          5/01/28 ..............................................................           260,000           280,985
       Future Tax Secured, Series A, Pre-Refunded, 5.625%, 2/15/26 .............        20,000,000        21,152,600
       Future Tax Secured, Series A, Pre-Refunded, 6.00%, 8/15/29 ..............        29,000,000        30,004,850
       Future Tax Secured, Series A, Pre-Refunded, 5.25%, 5/01/31 ..............           460,000           499,569
       Future Tax Secured, Series A, Pre-Refunded, 5.25%, 8/01/31 ..............         2,400,000         2,749,344
       Future Tax Secured, Series B, AMBAC Insured, Pre-Refunded, 5.00%,
          5/01/30 ..............................................................           100,000           110,880
       Future Tax Secured, Series B, Pre-Refunded, 6.00%, 11/15/29 .............        15,000,000        16,119,300
       Future Tax Secured, Series B, Pre-Refunded, 5.00%, 5/01/30 ..............           230,000           254,704
       Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/24 .............        16,800,000        17,921,568
       Future Tax Secured, Series C, Pre-Refunded, 5.50%, 5/01/25 ..............         4,430,000         4,509,829
       Future Tax Secured, Series C, Pre-Refunded, 5.50%, 11/01/29 .............        13,660,000        14,555,413
       Future Tax Secured, Series D, 5.00%, 2/01/27 ............................        62,025,000        62,547,250
       Future Tax Secured, Series E, 5.00%, 2/01/25 ............................         5,000,000         5,084,900
       Future Tax Secured, Series E, 5.00%, 2/01/27 ............................        10,000,000        10,084,200
       Future Tax Secured, Series E, 5.00%, 2/01/33 ............................         8,895,000         8,748,321
       Future Tax Secured Bonds, Series C, MBIA Insured, 5.00%, 5/01/29 ........           335,000           337,429
       Future Tax Secured Bonds, Series C, MBIA Insured, Pre-Refunded, 5.00%,
          5/01/29 ..............................................................         1,030,000         1,047,829
       Series C, MBIA Insured, Pre-Refunded, 5.00%, 5/01/29 ....................         2,270,000         2,309,294
    New York City Transportation Authority MTA Triborough Bridge and Tunnel
       Authority COP, Series A, AMBAC Insured, Pre-Refunded, 5.25%, 1/01/29 ....        79,840,000        83,568,528
    New York City Trust for Cultural Resources Revenue,
       Museum of Modern Art 2001, Series D, AMBAC Insured, 5.125%, 7/01/31 .....        15,500,000        15,585,870
       Wildlife Conservation Society, FGIC Insured, 5.00%, 2/01/34 .............        10,500,000        10,337,775


                     Quarterly Statement of Investments | 7

Franklin New York Tax-Free Income Fund

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
                                                                                   ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York Convention Center Development Corp. Revenue, Hotel Unit Fee
       Secured, AMBAC Insured, 5.00%,
       11/15/35 ................................................................   $    33,130,000   $    30,428,911
       11/15/44 ................................................................        31,000,000        27,584,110
    New York IDA Parking Facility Revenue, Royal Charter Presbyterian, FSA
       Insured, 5.25%, 12/15/32 ................................................         1,525,000         1,531,908
    New York State Commissioner of General Services Revenue, People of the
       State of New York, Certificate of Lease Assessment, Pre-Refunded,
       5.70%, 3/01/29 ..........................................................        58,935,642        58,312,103
       5.75%, 3/01/29 ..........................................................        32,050,389        31,899,432
    New York State Dormitory Authority Lease Revenue,
       Court Facilities, Pre-Refunded, 6.00%, 5/15/39 ..........................        58,245,000        62,591,242
       Refunding, Series A, FGIC Insured, 5.00%, 7/01/33 .......................        12,650,000        12,183,847
       State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.50%,
          7/01/27 ..............................................................         2,000,000         2,196,560
       State University Dormitory Facilities, FGIC Insured, Pre-Refunded, 5.10%,
          7/01/31 ..............................................................         7,700,000         8,386,378
       State University Dormitory Facilities, Pre-Refunded, 5.00%, 7/01/32 .....         5,500,000         6,133,380
       State University Dormitory Facilities, Series A, Pre-Refunded, 6.00%,
          7/01/30 ..............................................................         5,750,000         6,194,533
       State University Dormitory Facilities, Series B, MBIA Insured,
          Pre-Refunded, 5.125%, 7/01/28 ........................................         4,800,000         4,920,384
       State University Dormitory Facilities, Series C, MBIA Insured,
          Pre-Refunded, 5.50%, 7/01/19 .........................................         5,090,000         5,223,816
       State University Dormitory Facilities, Series C, MBIA Insured,
          Pre-Refunded, 5.50%, 7/01/29 .........................................         9,250,000         9,493,182
    New York State Dormitory Authority Revenue,
       FGIC Insured, Pre-Refunded, 5.125%, 5/15/31 .............................        22,000,000        24,770,900
       Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.125%, 2/01/22 ........         4,000,000         4,091,960
       Mortgage, St. Barnabas, Series A, AMBAC Insured, 5.00%, 2/01/31 .........         5,500,000         5,259,925
       School Districts Financing Program, Series A, MBIA Insured, 5.00%,
          4/01/31 ..............................................................         9,500,000         9,536,575
       Teachers College, MBIA Insured, 5.00%, 7/01/22 ..........................         2,885,000         2,977,464
       Teachers College, MBIA Insured, 5.00%, 7/01/32 ..........................         6,000,000         6,026,940
       Upstate Community Colleges, Series A, 5.00%, 7/01/27 ....................         3,720,000         3,602,597
    New York State Dormitory Authority Revenues,
       Buena Vida Nursing Home, Series A, 5.25%, 7/01/28 .......................         4,730,000         4,530,299
       City University System, Consolidated Fourth General Resolution, Series A,
          Pre-Refunded, 5.25%, 7/01/31 .........................................        12,000,000        13,110,840
       City University System Consolidated, Series C, 7.50%, 7/01/10 ...........         5,885,000         6,131,287
       City University System Consolidated, Series D, ETM, 7.00%, 7/01/09 ......           515,000           525,903
       City University System Consolidated, Third General, Refunding, Series 1,
          FGIC Insured, 5.25%, 7/01/25 .........................................         4,100,000         4,096,105
       City University System Consolidated, Third General, Series 1, FSA
          Insured, Pre-Refunded, 5.50%, 7/01/29 ................................        38,375,000        39,390,402
       Fashion Institute of Technology Student Housing Corp., FGIC Insured,
          Pre-Refunded, 5.00%, 7/01/29 .........................................         9,700,000        11,026,087
       Fashion Institute of Technology Student Housing Corp., FGIC Insured,
          Pre-Refunded, 5.125%, 7/01/34 ........................................        15,000,000        17,144,250
       Fordham University, Refunding, MBIA Insured, 5.00%, 7/01/28 .............           490,000           444,538
       Good Samaritan Hospital Medical Center, Series A, MBIA Insured, 5.50%,
          7/01/24 ..............................................................         5,000,000         4,441,450


                     8 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
                                                                                   ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Dormitory Authority Revenues, (continued)
       Mental Health Services Facilities Improvement, Series A, AMBAC Insured,
          5.00%, 2/15/30 .......................................................   $     5,000,000   $     4,632,450
       Mental Health Services Facilities Improvement, Series B, 5.00%,
          2/15/33 ..............................................................        35,000,000        32,106,550
       Mental Health Services Facilities Improvement, Series B, MBIA Insured,
          Pre-Refunded, 6.00%, 2/15/25 .........................................         5,460,000         5,739,661
       Mental Health Services Facilities Improvement, Series B, MBIA Insured,
          Pre-Refunded, 6.00%, 2/15/30 .........................................         4,300,000         4,520,246
       Mental Health Services Facilities Improvement, Series B, MBIA Insured,
          Pre-Refunded, 5.25%, 8/15/31 .........................................         3,975,000         4,362,086
       Mental Health Services Facilities Improvement, Series D, FSA Insured,
          Pre-Refunded, 5.50%, 2/15/21 .........................................         1,015,000         1,083,198
       Mental Health Services Facilities Improvement, Series D, FSA Insured,
          Pre-Refunded, 5.50%, 8/15/21 .........................................         2,065,000         2,203,747
       Mental Health Services Facilities Improvement, Series D, FSA Insured,
          Pre-Refunded, 5.25%, 8/15/30 .........................................         4,460,000         4,743,656
       Montefiore Hospital, FGIC Insured, 5.00%, 8/01/29 .......................         5,995,000         5,837,631
       New School University, MBIA Insured, 5.00%, 7/01/31 .....................         2,500,000         2,456,925
       New York Hospital Medical Center, AMBAC Insured, 5.60%, 2/15/39 .........         4,900,000         4,768,141
       New York University, Series 2, AMBAC Insured, 5.00%, 7/01/26 ............         3,500,000         3,538,780
       New York University, Series 2, AMBAC Insured, 5.00%, 7/01/31 ............         5,000,000         5,017,050
       New York University, Series A, FGIC Insured, 5.00%, 7/01/34 .............        15,200,000        14,711,320
       Non-State Supported Debt, Fordham University, FGIC Insured, 5.00%,
          7/01/27 ..............................................................         2,435,000         2,470,551
       Non-State Supported Debt, Fordham University, FGIC Insured, 5.00%,
          7/01/32 ..............................................................         3,125,000         3,124,781
       Non-State Supported Debt, Fordham University, Series B, Assured Guaranty,
          5.00%, 7/01/33 .......................................................         9,000,000         8,752,500
       Non-State Supported Debt, Fordham University, Series B, Assured Guaranty,
          5.00%, 7/01/38 .......................................................         5,000,000         4,813,650
       Non-State Supported Debt, Health Quest Systems, Series B, Assured
          Guaranty, 5.125%, 7/01/37 ............................................         3,000,000         2,762,670
       Non-State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%,
          8/15/29 ..............................................................         7,750,000         7,546,485
       Non-State Supported Debt, Hospital Special Surgery, MBIA Insured, 5.00%,
          8/15/33 ..............................................................         5,200,000         4,899,180
       Non-State Supported Debt, Long Island University, Radian Insured,
          Pre-Refunded, 5.125%, 9/01/23 ........................................           100,000           104,176
       Non-State Supported Debt, Long Island University, Radian Insured,
          Pre-Refunded, 5.25%, 9/01/28 .........................................            80,000            83,390
       Non-State Supported Debt, Long Island University, Refunding, Radian
          Insured, 5.125%, 9/01/23 .............................................         1,700,000         1,554,242
       Non-State Supported Debt, Long Island University, Refunding, Radian
          Insured, 5.25%, 9/01/28 ..............................................         1,420,000         1,258,333
       Non-State Supported Debt, Montefiore Medical Center, FGIC Insured, 5.00%,
          2/01/28 ..............................................................        10,060,000         9,902,460
       Non-State Supported Debt, Mortgage Hospital, Montefiore, FHA Insured,
          5.00%, 8/01/24 .......................................................         2,500,000         2,528,550
       Non-State Supported Debt, Mount Sinai School Medical New York University,
          Refunding, MBIA Insured, 5.00%, 7/01/35 ..............................         5,000,000         4,580,200
       Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding,
          Series 2, Sub Series 2-4, 5.00%, 1/15/27 .............................         5,000,000         4,964,700


                     Quarterly Statement of Investments | 9

Franklin New York Tax-Free Income Fund

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
                                                                                   ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Dormitory Authority Revenues, (continued)
       Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding,
          Series 2, Sub Series 2-4, 5.00%, 1/15/28 .............................   $     5,000,000   $     4,909,850
       Non-State Supported Debt, Municipal Health Facilities, Lease, Refunding,
          Series 2, Sub Series 2-5, 5.00%, 1/15/32 .............................        20,000,000        18,980,400
       Non-State Supported Debt, New York and Presbyterian Hospital, FSA
          Insured, 5.00%, 8/15/36 ..............................................        14,185,000        13,914,634
       Non-State Supported Debt, New York University, AMBAC Insured, 5.00%,
          7/01/26 ..............................................................         5,475,000         5,628,519
       Non-State Supported Debt, New York University, Series A, 5.00%,
          7/01/38 ..............................................................        20,800,000        20,206,576
       Non-State Supported Debt, New York University, Series A, AMBAC Insured,
          5.00%, 7/01/27 .......................................................         5,470,000         5,592,966
       Non-State Supported Debt, New York University, Series A, AMBAC Insured,
          5.00%, 7/01/32 .......................................................         5,000,000         4,972,400
       Non-State Supported Debt, New York University, Series A, AMBAC Insured,
          5.00%, 7/01/37 .......................................................        10,805,000        10,675,124
       Non-State Supported Debt, New York University, Series B, 5.00%,
          7/01/38 ..............................................................        23,995,000        23,310,423
       Non-State Supported Debt, New York University, Series B, 5.25%,
          7/01/48 ..............................................................        49,665,000        48,530,155
       Non-State Supported Debt, New York University, Series C, 5.00%,
          7/01/38 ..............................................................        25,000,000        24,286,750
       Non-State Supported Debt, North Shore L.I. Jewish Obligation Group,
          Series A, 5.00%, 5/01/32 .............................................         6,250,000         5,207,063
       Non-State Supported Debt, Ozanam Hall of Queens Nursing Home, 5.00%,
          11/01/26 .............................................................         2,665,000         2,482,501
       Non-State Supported Debt, Ozanam Hall of Queens Nursing Home, 5.00%,
          11/01/31 .............................................................         2,500,000         2,149,225
       Non-State Supported Debt, Residential Institution for Children, 5.00%,
          6/01/38 ..............................................................         5,000,000         4,749,400
       Non-State Supported Debt, School District Financing Program, Series C,
          FSA Insured, 5.00%, 10/01/37 .........................................         6,550,000         6,451,750
       Non-State Supported Debt, School Districts Bond Financing, Refunding,
          Series C, MBIA Insured, 5.00%, 4/01/35 ...............................         7,525,000         7,384,885
       Non-State Supported Debt, School Districts Bond Financing, Series B,
          MBIA Insured, 5.00%, 10/01/34 ........................................         5,000,000         4,957,050
       Non-State Supported Debt, The New York Hospital Medical Center of Queens,
          FHA Insured, 4.75%, 2/15/37 ..........................................         5,000,000         3,984,500
       North Shore L.I. Jewish Group, Pre-Refunded, 5.50%, 5/01/33 .............         2,500,000         2,874,350
       Nursing Home, Wesley Garden, FHA Insured, 6.125%, 8/01/35 ...............         1,705,000         1,692,741
       Rockefeller University, Series A, Sub Series A1, 5.00%, 7/01/32 .........        11,500,000        11,590,275
       Skidmore College, FGIC Insured, 5.00%, 7/01/33 ..........................         6,565,000         6,393,325
       St. Francis Hospital, Series A, MBIA Insured, 5.50%, 7/01/29 ............         1,000,000           866,510
       St. John's University, Series A, MBIA Insured, Pre-Refunded, 5.25%,
          7/01/25 ..............................................................         5,310,000         5,853,213
       State Rehabilitation Assn., Series A, AMBAC Insured, 5.00%, 7/01/23 .....         1,725,000         1,781,028
       State Supported Debt, 2008, Mental Health, Refunding, Series D, MBIA
          Insured, 5.00%, 8/15/17 ..............................................         2,250,000         2,241,968
       State Supported Debt, FSA Insured, 5.00%, 2/15/33 .......................        13,280,000        12,725,294
       State Supported Debt, FSA Insured, 5.00%, 2/15/38 .......................        22,260,000        21,056,402
       State Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded,
          5.50%, 2/15/21 .......................................................            95,000           101,383
       State Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded,
          5.50%, 8/15/21 .......................................................           205,000           218,774
       State Supported Debt, Mental Health, Series D, FSA Insured, Pre-Refunded,
          5.25%, 8/15/30 .......................................................           165,000           175,494
       State Supported Debt, Mental Health Facilities, Series B, 5.00%,
          2/15/28 ..............................................................         7,690,000         7,389,398


                     10 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
                                                                                   ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Dormitory Authority Revenues, (continued)
       State Supported Debt, Mental Health Facilities, Series B, Pre-Refunded,
          5.00%, 2/15/28 .......................................................   $     1,505,000   $     1,693,215
       State Supported Debt, Mental Health Services, Series B, MBIA Insured,
          Pre-Refunded, 6.00%, 2/15/25 .........................................           640,000           672,781
       State Supported Debt, Mental Health Services, Series B, MBIA Insured,
          Pre-Refunded, 6.00%, 2/15/30 .........................................           565,000           593,939
       State Supported Debt, Mental Health Services, Series D, FSA Insured,
          5.25%, 8/15/30 .......................................................           145,000           145,616
       State Supported Debt, Mental Health Services, Series D, FSA Insured,
          Pre-Refunded, 5.50%, 2/15/21 .........................................            25,000            26,680
       State Supported Debt, Mental Health Services, Series D, FSA Insured,
          Pre-Refunded, 5.50%, 8/15/21 .........................................            45,000            48,024
       State Supported Debt, Mental Health Services, Series D, FSA Insured,
          Pre-Refunded, 5.25%, 8/15/30 .........................................           230,000           244,628
       State Supported Debt, Mental Health Services Facilities Improvement,
          Series A, FSA Insured, 5.00%, 2/15/32 ................................        28,000,000        26,927,320
       State Supported Debt, Mental Health Services Facilities Improvement,
          Series B, FSA Insured, 5.00%, 2/15/32 ................................         8,680,000         8,347,469
       State Supported Debt, Mental Health Services Facilities Improvement,
          Series B, MBIA Insured, 5.25%, 8/15/31 ...............................         3,640,000         3,433,903
       State Supported Debt, Mental Health Services Facilities Improvement,
          Series B, MBIA Insured, Pre-Refunded, 5.25%, 8/15/31 .................         2,385,000         2,617,251
       State Supported Debt, Mental Health Services Facilities Improvement,
          Series E, 5.00%, 2/15/30 .............................................        12,100,000        11,370,249
       State Supported Debt, State University Dormitory Facilities, 5.00%,
          7/01/33 ..............................................................        14,210,000        13,686,361
       State Supported Debt, State University Dormitory Facilities, 5.00%,
          7/01/38 ..............................................................        10,785,000        10,320,814
       State Supported Debt, State University Educational Facilities,
          Pre-Refunded, 5.125%, 5/15/21 ........................................        10,985,000        11,072,331
       State Supported Debt, State University Educational Facilities,
          Refunding, 5.00%, 5/15/17 ............................................         3,180,000         3,196,536
       State Supported Debt, State University Educational Facilities, Refunding,
          5.125%, 5/15/21 ......................................................         1,105,000         1,104,989
       State Supported Debt, Upstate Community Colleges, 6.00%, 7/01/31 ........        20,000,000        20,826,400
       State Supported Debt, Upstate Community Colleges, Refunding, Series A,
          5.00%, 7/01/19 .......................................................         4,610,000         4,665,274
       State Supported Debt, Upstate Community Colleges, Refunding, Series A,
          5.00%, 7/01/28 .......................................................        16,360,000        15,712,308
       The Highlands Living, FHA Insured, 6.60%, 2/01/34 .......................         2,885,000         2,884,077
       W.K. Nursing Home Corp., FHA Insured, 6.05%, 2/01/26 ....................         6,800,000         6,807,276
       Yeshiva University, AMBAC Insured, 5.125%, 7/01/29 ......................        13,260,000        12,437,880
       Yeshiva University, AMBAC Insured, 5.125%, 7/01/34 ......................        23,510,000        21,203,669
    New York State Dormitory Authority State Personal Income Tax Revenue,
       Education, Refunding, Series C, 5.75%, 3/15/32 ..........................        30,100,000        31,887,639
       Series A, 5.00%, 3/15/36 ................................................         7,395,000         7,171,005
       Series A, 5.00%, 3/15/37 ................................................        17,500,000        16,936,150
       Series A, AMBAC Insured, 5.00%, 3/15/34 .................................        10,325,000        10,310,132
       Series C, 5.00%, 12/15/31 ...............................................        17,305,000        17,095,090
       Series C, 5.00%, 12/15/35 ...............................................        10,000,000         9,711,900
       Series D, 5.00%, 3/15/36 ................................................        49,000,000        47,515,790


                     Quarterly Statement of Investments | 11

Franklin New York Tax-Free Income Fund

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
                                                                                   ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Energy Research and Development Authority PCR, Niagara Mohawk
       Power Project, Refunding, Series A, AMBAC Insured, 5.15%, 11/01/25 ......   $    20,000,000   $    20,207,400
    New York State Environmental Facilities Corp. PCR, State Water, Series E,
       6.875%, 6/15/14 .........................................................         1,190,000         1,190,107
    New York State Environmental Facilities Corp. State Clean Water and Drinking
       Revenue, Revolving Funds,
       New York City Municipal Water, Refunding, Series A, 5.00%, 6/15/37 ......         2,700,000         2,647,701
       New York City Municipal Water, Refunding, Series B, 5.00%, 6/15/33 ......         6,510,000         6,401,609
       New York City Municipal Water, Refunding, Series B, 5.00%, 6/15/37 ......         5,310,000         5,168,489
       Pooled Financing, Series B, 5.25%, 5/15/31 ..............................         9,595,000         9,677,325
       Series C, 5.25%, 6/15/31 ................................................        37,600,000        37,934,264
    New York State HFA Service Contract Obligation Revenue,
       Series A, 6.50%, 3/15/24 ................................................           330,000           330,106
       Series A, 6.50%, 3/15/25 ................................................           105,000           105,029
       Series A, 6.00%, 3/15/26 ................................................           115,000           115,175
       Series C, 6.30%, 3/15/22 ................................................         1,950,000         1,950,527
       Series C, 5.50%, 3/15/25 ................................................        17,005,000        17,090,195
    New York State HFA State Personal Income Tax Revenue,
       Economic Development and Housing, Series A, FGIC Insured, 5.00%,
          9/15/34 ..............................................................        11,580,000        11,206,777
       Series A, 5.00%, 3/15/34 ................................................        10,000,000         9,748,900
       Series A, 5.00%, 3/15/38 ................................................        15,000,000        14,487,450
    New York State HFAR,
       Children's Rescue Fund Housing, Series A, 7.625%, 5/01/18 ...............         3,735,000         3,741,125
       Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.10%,
          11/01/15 .............................................................        19,670,000        19,692,620
       Housing Project Mortgage, Refunding, Series A, FSA Insured, 6.125%,
          11/01/20 .............................................................        26,570,000        26,576,111
       MFM, Refunding, Series B, AMBAC Insured, 6.35%, 8/15/23 .................         2,280,000         2,286,384
       MFM, Series B, AMBAC Insured, 6.25%, 8/15/14 ............................            80,000            79,942
    New York State Medical Care Facilities Finance Agency Revenue,
       Hospital and Nursing Home, Mortgage Revenue, Series C, FHA Insured,
          6.20%, 8/15/23 .......................................................         5,855,000         5,854,707
       Hospital and Nursing Home, Series A, FHA Insured, 6.30%, 8/15/23 ........         7,200,000         7,199,712
       Hospital and Nursing Home, Series A, FHA Insured, 6.375%, 8/15/33 .......         5,880,000         5,897,111
       Mortgage Revenue Project, Series E, FHA Insured, 6.375%, 2/15/35 ........        13,200,000        13,238,412
       Security Mortgage, 2008, Series A, 6.375%, 11/15/20 .....................         4,915,000         4,913,968
    New York State Mortgage Agency Homeowner Mortgage Revenue,
       Series 156, SONYMA Insured, 5.20%, 10/01/28 .............................         7,500,000         7,537,350
       Series 156, SONYMA Insured, 5.35%, 10/01/33 .............................        11,440,000        11,134,552
       Series 158, SONYMA Insured, 6.60%, 10/01/38 .............................         4,000,000         4,217,320
    New York State Municipal Bond Bank Agency School Purpose Revenue, Series C,
       5.25%, 6/01/21 ..........................................................         5,110,000         5,212,609
       5.25%, 12/01/21 .........................................................         8,025,000         8,186,142
       5.25%, 6/01/22 ..........................................................         3,400,000         3,455,216
       5.25%, 12/01/22 .........................................................         5,000,000         5,071,650
       5.00%, 6/01/23 ..........................................................         5,925,000         5,935,784
       5.00%, 12/01/23 .........................................................         3,000,000         3,005,460
    New York State Municipal Bond Bank Agency Special Program Revenue, Buffalo,
       Series A, AMBAC Insured, 5.25%, 5/15/31 .................................         4,145,000         4,158,305


                     12 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
                                                                                   ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    New York State Power Authority Revenue, Series A, 5.25%,
       11/15/30 ................................................................   $     2,000,000   $     2,011,760
       11/15/40                                                                          9,000,000         9,006,480
    New York State Thruway Authority General Revenue,
       AMBAC Insured, 5.00%, 1/01/30 ...........................................        10,000,000         9,672,600
       Refunding, Series G, FSA Insured, 5.00%, 1/01/30 ........................        10,000,000         9,734,300
       Refunding, Series H, FGIC Insured, 5.00%, 1/01/37 .......................        54,810,000        50,207,056
       Revenue, Series G, FSA Insured, 5.00%, 1/01/32 ..........................        35,000,000        33,393,850
    New York State Thruway Authority Highway and Bridge Trust Fund Revenue,
       Refunding, Series C, AMBAC Insured, 5.00%, 4/01/19 ......................        20,000,000        20,695,600
       Refunding, Series C, AMBAC Insured, 5.00%, 4/01/20 ......................        18,835,000        19,368,784
       Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/15 ..................         2,000,000         2,130,740
       Series B-1, FGIC Insured, Pre-Refunded, 5.75%, 4/01/16 ..................         2,000,000         2,130,740
    New York State Thruway Authority Revenue, State Personal Income Tax,
       Transportation, Series A, 5.00%, 3/15/22 ................................        14,270,000        14,640,449
    New York State Thruway Authority Service Contract Revenue, Local Highway and
       Bridge,
       AMBAC Insured, Pre-Refunded, 5.375%, 4/01/19 ............................        10,555,000        11,208,566
       Pre-Refunded, 5.75%, 4/01/19 ............................................        30,000,000        30,420,600
    New York State Urban Development Corp. Revenue,
       Correctional Facilities Service Contract, Series D, FSA Insured,
          Pre-Refunded, 5.25%, 1/01/30 .........................................        10,000,000        10,738,200
       Empire State Development Corp., Series B, 5.00%, 1/01/26 ................         8,830,000         8,710,795
       Empire State Development Corp., Series B, 5.00%, 1/01/27 ................         7,730,000         7,533,658
       Empire State Development Corp., Series B, 5.00%, 1/01/28 ................         5,460,000         5,278,619
       FGIC Insured, 5.00%, 3/15/29 ............................................         7,000,000         7,012,180
       Personal Income Tax, Series C-1, Pre-Refunded, 5.00%, 3/15/25 ...........         3,225,000         3,631,157
       Personal Income Tax, State Facilities, Series A, Pre-Refunded, 5.25%,
          3/15/32 ..............................................................        20,000,000        22,283,200
       Refunding, Series D, 5.625%, 1/01/28 ....................................         3,780,000         3,878,658
       State Personal Income Tax, Series B-1, 5.00%, 3/15/36 ...................        10,000,000         9,697,100
    Niagara Falls Public Water Authority Revenue, Series A, MBIA Insured, 5.00%,
       7/15/34 .................................................................         9,000,000         8,649,450
    Orangetown Housing Authority Housing Facilities Revenue, Senior Housing
       Center Project,
       Refunding, MBIA Insured, zero cpn., 4/01/30 .............................        21,170,000         5,572,791
    Otsego County IDA Civic Facility Revenue, Hartwick College Project,
       Series A, Pre-Refunded, 5.50%, 7/01/19 ..................................         3,400,000         3,488,808
    Port Authority of New York and New Jersey Revenue, Consolidated, One Hundred
       Forty-eighth Series, FSA Insured, 5.00%,
       8/15/34 .................................................................        30,000,000        29,448,300
       8/15/37 .................................................................        74,235,000        72,579,559
    Rensselaer Municipal Leasing Corp. Leasehold Mortgage Revenue, Rensselaer
       County Nursing Home,
       Series A, 6.90%, 6/01/24 ................................................         8,910,000         7,689,241
       Series B, 6.90%, 6/01/24 ................................................         2,980,000         2,571,710
    Sachem Central School District Holbrook GO, Series B, MBIA Insured,
       Pre-Refunded, 5.00%,
       10/15/27 ................................................................         3,885,000         4,423,733
       10/15/28 ................................................................         2,000,000         2,277,340
    Sales Tax Asset Receivable Corp. Revenue, Series A, AMBAC Insured, 5.00%,
       10/15/29 ................................................................         5,195,000         5,299,108
       10/15/32 ................................................................        94,975,000        95,895,308


                     Quarterly Statement of Investments | 13

Franklin New York Tax-Free Income Fund

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
                                                                                   ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    Saratoga County Water Authority Revenue, Water System, 5.00%, 9/01/48 ......   $     7,225,000   $     6,822,351
    St. Lawrence County IDA Civic Facility Revenue, Clarkson University Project,
       Series A, Pre-Refunded, 5.50%, 7/01/29 ..................................         6,000,000         6,155,760
    Suffolk County Judicial Facilities Agency Service Agreement Revenue, John P.
       Cohalan Complex, AMBAC Insured, 5.00%, 4/15/16 ..........................         2,720,000         2,780,629
    Syracuse IDA Civic Facility Revenue, Crouse Health Hospital Inc., Project A,
       5.25%, 1/01/16 ..........................................................         4,000,000         3,517,760
       5.375%, 1/01/23 .........................................................         4,760,000         3,620,456
    Tobacco Settlement Financing Corp. Revenue, Asset-Backed, Series A-1, AMBAC
       Insured, 5.25%, 6/01/21 .................................................        18,000,000        18,196,020
    Tompkins County IDAR, Civic Facility, Cornell University Lake, Pre-Refunded,
       5.75%, 7/01/30 ..........................................................         7,510,000         8,065,890
    Triborough Bridge and Tunnel Authority Revenues,
       5.00%, 11/15/24 .........................................................         6,965,000         7,238,307
       5.00%, 11/15/37 .........................................................        30,000,000        29,195,400
       Convention Center Project, Series E, zero cpn., 1/01/12 .................        21,625,000        19,963,551
       General, Refunding, Series B, MBIA Insured, 5.00%, 11/15/27 .............        10,000,000        10,110,200
       General, Series A, 5.00%, 11/15/35 ......................................         9,155,000         8,943,245
       General, Series A-2, 5.25%, 11/15/34 ....................................        10,000,000        10,158,700
       General Purpose, Refunding, Series A, 5.00%, 1/01/27 ....................        34,500,000        34,714,245
       General Purpose, Refunding, Series A, MBIA Insured, 5.00%, 1/01/32 ......         3,770,000         3,744,364
       General Purpose, Refunding, Series B, 5.125%, 11/15/29 ..................        17,175,000        17,291,446
       General Purpose, Refunding, Series B, 5.00%, 11/15/32 ...................        10,000,000         9,876,200
       General Purpose, Series A, 5.00%, 1/01/32 ...............................         6,110,000         6,035,825
       General Purpose, Series A, Pre-Refunded, 5.125%, 1/01/31 ................        24,310,000        26,780,625
       General Purpose, Series B, MBIA Insured, Pre-Refunded, 5.20%, 1/01/27 ...         4,110,000         4,892,503
       General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27 .................        15,000,000        17,942,400
       General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30 .................        32,185,000        38,556,986
       Refunding, MBIA Insured, 5.00%, 11/15/26 ................................        10,000,000        10,137,300
       Refunding, MBIA Insured, 5.00%, 11/15/32 ................................        22,875,000        22,716,247
       Series A, FGIC Insured, 5.00%, 1/01/32 ..................................         1,970,000         1,956,604
       Series D, 5.00%, 11/15/31 ...............................................        48,955,000        48,039,052
       sub. bond, AMBAC Insured, 5.00%, 11/15/28 ...............................        15,000,000        15,117,450
    TSASC Inc. New York Revenue, Tobacco Flexible Amortization Bonds, Series 1,
       Pre-Refunded, 6.25%,
       7/15/27 .................................................................        35,000,000        36,070,650
       7/15/34 .................................................................        40,000,000        41,223,600
    United Nations Development Corp. Revenue, senior lien, Refunding, Series A,
       5.25%,
       7/01/23 .................................................................         2,500,000         2,499,850
       7/01/25 .................................................................         2,000,000         1,999,700
    Utica IDA Civic Facility Revenue, Munson-Williams-Proctor Institute Project,
       5.40%, 7/15/30 ..........................................................         1,000,000         1,002,060
       Series A, 5.50%, 7/15/29 ................................................         5,170,000         5,201,434
       Series A, Pre-Refunded, 5.50%, 7/15/29 ..................................         4,745,000         4,926,401
    Warren and Washington IDA Civic Facility Revenue, Series A, FSA Insured,
       5.00%, 12/01/27 .........................................................         8,115,000         8,175,619
    Westchester Tobacco Asset Securitization Corp. Revenue,
       Capital Appreciation, Pre-Refunded, 6.75%, 7/15/29 ......................        15,000,000        16,298,100
       Refunding, 5.00%, 6/01/26 ...............................................         2,000,000         1,429,760
       Refunding, 5.125%, 6/01/38 ..............................................         7,000,000         4,465,860


                     14 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
                                                                                   ---------------   ---------------
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
    Yonkers GO,
       Refunding, Series B, MBIA Insured, 5.00%, 8/01/30 .......................   $     7,710,000   $     6,147,800
       Refunding, Series B, MBIA Insured, 5.00%, 8/01/35 .......................        17,130,000        13,184,104
       Series A, AMBAC Insured, 5.00%, 9/01/31 .................................        12,490,000         9,906,818
                                                                                                     ---------------
                                                                                                       5,054,867,558
                                                                                                     ---------------
    U.S. TERRITORIES 2.6%
    PUERTO RICO 2.5%
    Puerto Rico Commonwealth Aqueduct and Sewer Authority Revenue, senior lien,
       Series A, 6.00%, 7/01/38 ................................................        15,600,000        14,210,664
    Puerto Rico Commonwealth GO,
       Public Improvement, Refunding, Series A, 5.00%, 7/01/20 .................        11,540,000        10,263,676
       Public Improvement, Refunding, Series A, 5.125%, 7/01/24 ................        17,580,000        15,423,989
       Public Improvement, Refunding, Series A, MBIA Insured, 5.50%, 7/01/20 ...        17,810,000        16,790,378
       Refunding, Series C, Sub Series C-7, MBIA Insured, 6.00%, 7/01/27 .......        10,500,000        10,513,755
    Puerto Rico Commonwealth Highway and Transportation Authority Highway
       Revenue, Series Y, Pre-Refunded,
       5.00%, 7/01/36 ..........................................................         4,000,000         4,674,160
       5.50%, 7/01/36 ..........................................................        10,000,000        12,018,500
    Puerto Rico Commonwealth Highway and Transportation Authority Transportation
       Revenue, Refunding,
       Series A, 5.00%, 7/01/38 ................................................           575,000           447,390
       Series N, MBIA Insured, 5.25%, 7/01/32 ..................................        24,225,000        20,330,104
    Puerto Rico Electric Power Authority Power Revenue,
       Series WW, 5.25%, 7/01/33 ...............................................        32,250,000        27,857,227
                                                                                                     ---------------
                                                                                                         132,529,843
                                                                                                     ---------------
    VIRGIN ISLANDS 0.1%
    Virgin Islands PFAR, Virgin Islands Matching Fund Loan Notes, senior lien,
       Refunding, Series A, 5.50%,
       10/01/15 ................................................................         2,500,000         2,391,450
       10/01/18 ................................................................         2,500,000         2,200,900
                                                                                                     ---------------
                                                                                                           4,592,350
                                                                                                     ---------------
    TOTAL U.S. TERRITORIES .....................................................                         137,122,193
                                                                                                     ---------------
    TOTAL MUNICIPAL BONDS BEFORE SHORT TERM INVESTMENTS
       (COST $5,217,938,738) ...................................................                       5,191,989,751
                                                                                                     ---------------
    SHORT TERM INVESTMENTS 2.0%
    MUNICIPAL BONDS 2.0%
    NEW YORK 2.0%
(a) MTA Revenue, Transportation, Refunding, Series G, Daily VRDN and Put, 0.35%,
       11/01/26 ................................................................         3,400,000         3,400,000
(a) New York City GO,
       Refunding, Series H, Sub Series H-3, FSA Insured, Daily VRDN and Put,
          0.60%, 8/01/14 .......................................................         5,400,000         5,400,000
       Refunding, Series H, Sub Series H-3, FSA Insured, Daily VRDN and Put,
          0.60%, 8/01/21 .......................................................         1,800,000         1,800,000
       Series E, Sub Series E-2, Daily VRDN and Put, 0.55%, 8/01/20 ............         2,900,000         2,900,000
       Series E, Sub Series E-2, Daily VRDN and Put, 0.45%, 8/01/34 ............        19,500,000        19,500,000
       Series E, Sub Series E-5, Daily VRDN and Put, 0.55%, 8/01/17 ............         1,700,000         1,700,000
(a) New York City IDAR, Liberty, One Bryant Park LLC, Series B, Daily VRDN and
       Put, 0.50%, 11/01/39 ....................................................        47,500,000        47,500,000


                     Quarterly Statement of Investments | 15

Franklin New York Tax-Free Income Fund

                                                                                      PRINCIPAL
                                                                                        AMOUNT            VALUE
                                                                                   ---------------   ---------------
    SHORT TERM INVESTMENTS (CONTINUED)
    MUNICIPAL BONDS (CONTINUED)
    NEW YORK (CONTINUED)
(a) New York City Municipal Water Finance Authority Water and Sewer System
       Revenue, Refunding, Series B, Sub Series B-3, Daily VRDN and Put,
       0.45%, 6/15/25 ..........................................................   $     8,500,000   $     8,500,000
       Second General Resolution, Refunding, Series CC, Sub Series CC-1, Daily
          VRDN and Put,
          0.45%, 6/15/38 .......................................................         7,050,000         7,050,000
(a) New York City Transitional Finance Authority Revenue, New York City
       Recovery, Series 1,
    Sub Series 1C, Daily VRDN and Put, 0.40%, 11/01/22 .........................        12,160,000        12,160,000
                                                                                                     ---------------
    TOTAL SHORT TERM INVESTMENTS (COST $109,910,000) ...........................                         109,910,000
                                                                                                     ---------------
    TOTAL INVESTMENTS (COST $5,327,848,738) 98.9% ..............................                       5,301,899,751
    OTHER ASSETS, LESS LIABILITIES 1.1% ........................................                          61,589,513
                                                                                                     ---------------
    NET ASSETS 100.0% ..........................................................                     $ 5,363,489,264
                                                                                                     ===============

See Abbreviations on page 18.

(a) Variable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

                     See Notes to Statement of Investments.


                     16 | Quarterly Statement of Investments

Franklin New York Tax-Free Income Fund

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Franklin New York Tax-Free Income Fund (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of one fund, the Franklin New York Tax-Free Income Fund
(Fund).

2. SECURITY VALUATION

Municipal securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust's pricing services use valuation models or matrix pricing, which considers information with respect to comparable bond and note transactions, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust's Board of Trustees.

3. INCOME TAXES

At February 28, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................   $5,327,337,646
                                                 ==============
Unrealized appreciation ......................   $  152,550,345
Unrealized depreciation ......................     (177,988,240)
                                                 --------------
Net unrealized appreciation (depreciation) ...   $  (25,437,895)
                                                 ==============

                    Quarterly Statement of Investments | 17

Franklin New York Tax-Free Income Fund

4. FAIR VALUE MEASUREMENTS

The Fund adopted Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157), on June 1, 2008. SFAS 157 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. The Fund has determined that the implementation of SFAS 157 did not have a material impact on the Fund's financial statements.

SFAS 157 establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At February 28, 2009, all of the Fund's investments in securities carried at fair value were in Level 2 inputs.

ABBREVIATIONS

SELECTED PORTFOLIO

AMBAC  - American Municipal Bond Assurance Corp.
BHAC   - Berkshire Hathaway Assurance Corp.
COP    - Certificate of Participation
ETM    - Escrow to Maturity
FGIC   - Financial Guaranty Insurance Co.
FHA    - Federal Housing Authority/Agency
FSA    - Financial Security Assurance Inc.
GO     - General Obligation
HFA    - Housing Finance Authority/Agency
HFAR   - Housing Finance Authority Revenue
IDA    - Industrial Development Authority/Agency
IDAR   - Industrial Development Authority Revenue
MBIA   - Municipal Bond Investors Assurance Corp.
MFM    - Multi-Family Mortgage
MTA    - Metropolitan Transit Authority
PCR    - Pollution Control Revenue
PFAR   - Public Financing Authority Revenue
SONYMA - State of New York Mortgage Agency
XLCA   - XL Capital Assurance

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                    18 | Quarterly Statement of Investments

Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.


Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /S/Laura F. Fergerson
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  April 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /S/Laura F. Fergerson
   ------------------
      Laura F. Fergerson
      Chief Executive Officer - Finance and Administration
Date  April 27, 2009


By /S/Gaston Gardey
   ---------------------
      Gaston Gardey
      Chief Financial Officer and Chief Accounting Officer
Date  April 27, 2009